Financial risk management - Exchange risk management (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial risk management
Percent of revenue (excluding construction revenue) from TUA of international passengers (as a percent)	15.71%	14.59%	14.81%
Appreciation rate of the peso to U.S. Dollar (as a percent)	10.00%	10.00%	10.00%
Projected decrease in revenue due to appreciation rate of peso to U.S. dollar	$ 191,837	$ 168,680	$ 137,548
Depreciation of peso to U.S. Dollar (as a percent)	22.86%